GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800
Facsimile: (215) 988-7801

Steven M. Felsenstein, Esq.
Direct dial: (215) 988-7837
Direct fax: (215) 717-5248
felsensteins@gtlaw.com

June 26, 2017

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	New Century Portfolios
SEC File Nos. 33-24041 / 811-5646

Ladies and Gentlemen:

On behalf of New Century Portfolios (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of shareholder meeting, proxy statement and form of proxy (collectively, the “Proxy Materials”) to be furnished to shareholders of New Century Portfolios in connection with a Special Meeting of Shareholders to be held on August 22, 2017 (the “Special Meeting”). The Proxy Materials will be sent to shareholders on or about July 14, 2017.

At the Special Meeting, shareholders will be asked to approve the Agreement and Plan of Dissolution and Liquidation of New Century Portfolios. In addition, the Trust may also transact such other business as may properly come before the Special Meeting or any adjournment thereof, but knows of no other business to be proposed at this time.

 Further, the Board of Trustees (the “Board”) approved the aforementioned at a Regular Meeting of the Board held on June 15, 2017

Questions concerning these Proxy Materials may be directed to Steven M. Felsenstein, Esq. at the (215) 988-7837, or in his absence, Richard M. Cutshall, Esq. at (312) 476-5121.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:	Richard M. Cutshall, Esq.
Nicole M. Tremblay, Esq.